Trade and Miscellaneous Receivables and Other Current Assets - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of trade and miscellaneous receivables and other current assets amount [line items]
Increase in trade and miscellaneous receivables and other current assets			€ 253
Change in overdue receivables		€ (66)
Trade receivables	€ 3,353	3,327	3,500
Provision for bad debts		769	597
Non-current receivables		39	43
Other receivables		424	645
Provision for bad debts, other		52	54
Tax returns other taxes and value added tax receivable		3
Government grants		91
Contract Assets	35	€ 46
Contract with customers, discount period		Less than the minimum contractual term (usually 6 or 12 months in 24-month contracts)
Deferred contract costs	541	€ 634
Contract costs with lock-in clauses from intangible assets		110
Contract costs with lock-in clauses from intangible assets, short-term		60
Other cost deferrals	246	220
Trade and miscellaneous prepaid expenses			780
IFRS 9 [member]
Disclosure of trade and miscellaneous receivables and other current assets amount [line items]
Write-downs of expected lossess on trade receivables	€ 147
0 - 90 days (Overdue) [member]
Disclosure of trade and miscellaneous receivables and other current assets amount [line items]
Change in overdue receivables		(90)
Social Security and Assistance Agencies [member]
Disclosure of trade and miscellaneous receivables and other current assets amount [line items]
Trade receivables		23
Miscellaneous receivables [member]
Disclosure of trade and miscellaneous receivables and other current assets amount [line items]
Trade receivables		42
Factoring of receivables [member]
Disclosure of trade and miscellaneous receivables and other current assets amount [line items]
Trade receivables		€ 60
Mobile business [member]
Disclosure of trade and miscellaneous receivables and other current assets amount [line items]
Deferred activation costs expected duration		3 years
Fixed business [member]
Disclosure of trade and miscellaneous receivables and other current assets amount [line items]
Deferred activation costs expected duration		7 years
Contract assets [member]
Disclosure of trade and miscellaneous receivables and other current assets amount [line items]
Provision for bad debts, other		€ 3
Brazil business unit [member]
Disclosure of trade and miscellaneous receivables and other current assets amount [line items]
Change in receivables		25
Impact of a negative exchange rate adjustment		(54)
Trade receivables			€ 669
Current tax assets		70
Other cost deferrals		17
Brazil business unit [member] | 0 - 90 days (Overdue) [member]
Disclosure of trade and miscellaneous receivables and other current assets amount [line items]
Change in receivables		(3)
Impact of a negative exchange rate adjustment		(15)
TIM S.p.A [member]
Disclosure of trade and miscellaneous receivables and other current assets amount [line items]
Change in receivables		(73)
Trade receivables		2,268
Rent payments		59
Building leases		17
Insurance premium		5
Maintenance fees		2
TIM S.p.A [member] | 0 - 90 days (Overdue) [member]
Disclosure of trade and miscellaneous receivables and other current assets amount [line items]
Change in receivables		(62)
OLIVETTI S.p.A. [member]
Disclosure of trade and miscellaneous receivables and other current assets amount [line items]
Change in receivables		(14)
INWIT S.p. A [member]
Disclosure of trade and miscellaneous receivables and other current assets amount [line items]
Other cost deferrals		€ 24